Accrued liabilities and provisions - Additional information (Details) $ in Millions, $ in Millions						12 Months Ended
	Jun. 28, 2019 USD ($)	Mar. 16, 2018 USD ($)	Jun. 30, 2017	May 25, 2016 COP ($)	Mar. 08, 2016 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019	Dec. 31, 2020 COP ($)	Jun. 28, 2019 COP ($)	Mar. 16, 2018 COP ($)	Apr. 28, 2017 USD ($)	Apr. 28, 2017 COP ($)
Disclosure of accrued liabilities and provisions [Line Items]
Mandatory investments, natural resources			1.00%			1.00%	1.00%	1.00%
Legal proceedings in process, damages sought, value				$ 213
Frontera Energy [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Income that cannot be recognized							$ 114,075
Amount owed by counterparty									$ 334,583
Refinera de Cartagena SA [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Legal proceedings in process, claims made, value					$ 2,000
Contingent asset claim		$ 129									$ 432,303
Contingent asset claim invoices provisionally paid	$ 137	$ 139				$ 122
Legal proceedings in process, claims made, value updated including interest	$ 137									$ 503,241
Contingent asset non detailed counterclaim												$ 116	$ 387,558
Contingent Asset Compliance Letter Of Credit													$ 70
Cenit Transporte y Logistica S.A.S. [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Contingent provision accounts receivable and payable						99,734
Cenit Transporte y Logistica S.A.S. [Member] | Frontera Energy [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Amount owed by counterparty						$ 9,663
Bicentenario, Cenit And Frontera Settlement Agreement [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Description of new transportation contracts						Frontera will transfer to Cenit its 43.03% stake in Bicentenario´s shareholdings. The new ship or pay commitment is projected to be approximately 3,900 bbls/day, based on the current oil price, for a term of five years subject to adjustments, at a current fee of $11.5/bbl.	Frontera will transfer to Cenit its 43.03% stake in Bicentenario´s shareholdings. The new ship or pay commitment is projected to be approximately 3,900 bbls/day, based on the current oil price, for a term of five years subject to adjustments, at a current fee of $11.5/bbl.
Exploration and Production [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections						2.65%		3.01%	2.65%
Transport and logistics [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections						2.71%		2.61%	2.71%
Refining and petrochemicals [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections						3.67%		3.94%	3.67%